Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	3,761,633	3,641,117	3,942,666
Granted	2,000,000	1,800,000	1,310,000
Vested	(1,928,400)	(1,679,484)	(1,611,549)
Non vested restricted common stock, ending balance	3,833,233	3,761,633	3,641,117
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 4.04	$ 4.3	$ 4.89
Weighted Average Grant Date Fair Value, Granted	2.99	3.82	3.95
Weighted Average Grant Date Fair Value, Vested	3.75	4.38	5.46
Weighted Average Grant Date Fair Value, enging balance	$ 3.63	$ 4.04	$ 4.3